Business Combination	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Business Combination
40.	Business Combination
On April 30, 2020, the Controlling Company acquired 1,400,000 shares (59.8%) of KT Engineering Co., Ltd. (formerly KT ENG Core) and 940,000 shares (40.2%) of KT Estate, a subsidiary of the Group, to cultivate an engineering company in the group through early normalization and termination of corporate rehabilitation of KT Engineering Co., Ltd. (formerly KT ENG Core). Through these transactions, KT Engineering Co., Ltd. (formerly KT ENG Core Co., Ltd.) was included as a subsidiary, and it was accounted for in accordance with IFRS 3
Business Combinations
.

As a result of applying the acquisition method, identifiable intangible assets of
￦
3 million and goodwill of
￦
407 million were generated.
As of the acquisition date of control, the total consideration transferred, the recognized amount of assets acquired and liabilities acquired by major types, and calculation details of goodwill are as follows:

(In millions of Korean won)	Amount
Total transfer cost (a)	￦	46,800
Recognized amount of assets acquired and liabilities assumed (b) 1		46,393
Cash and cash equivalents		57,845
Trade and other receivable		95,814
Other financial assets		3,110
Other assets		14,021
Inventories		1,521
Property and equipment		3,128
Intangible assets		410
Trade and other payables		(105,964)
Other liabilities		(4,815)
Current income tax liabilities		(3,664)
Other provisions		(13,745)
Retirement benefit liabilities		(1,268)

Goodwill (a-b)	￦	407

1	Assets acquired and liabilities acquired in accordance with IFRS 3 Business Combinations are measured at fair value.
As at December 31, 2020, goodwill is subject to change as the underwriting results of fair value valuation of identifiable asset liabilities for allocation of consideration has not been confirmed.
After the acquisition of control, operating income included in the consolidated statement before the removal of intercompany transactions is
￦
250,380 million and net loss is
￦
1,948 million. Had KT Engineering (KT ENGCORE Co., Ltd.) consolidated on January 1, 2020, the operating revenue that would be included is
￦
387,697 million and the net loss for the year is
￦
8,461 million.